Shareholders' Equity and Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Shareholders' Equity and Redeemable Non-Controlling Interest	A summary of payments made during the year ended March 31, 2020 relating to the purchase of equity securities by the Company is as follows (in thousands):

Cash Payment
Common stock	$950,722
Other equity instruments	39,292

Total cash paid	$990,014